SIGNIFICANT ACCOUNTING POLICIES: (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Accounting Policies [Abstract]
Anti-dilutive shares	1,263,852	1,188,067	1,251,378	1,090,213
Increase in Operating lease ROU assets and liabilities			$ 1,200